Investments in unconsolidated entities - Equity Method Eligible Affiliates, Symetra (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Symetra balance sheet data:
Total assets			$ 336.7	$ 206.6
Total liabilities			31.2	16.5
Income statement data:
Total revenues			38.1	21.6	$ 2.7
Total expenses			$ 12.2	$ 14.1	$ 5.5
Symetra
Investments in unconsolidated entities
Unrealized investment gains	$ 218.5
Unrealized investment gains (after tax)	$ 200.8
Symetra balance sheet data:
Total investments		$ 32,409.2
Separate account assets		885.9
Total assets		34,962.8
Policyholder liabilities		29,492.0
Long-term debt		697.5
Separate account liabilities		885.9
Total liabilities		31,836.7
Common shareholder's equity		3,126.1
Income statement data:
Net premiums earned		539.3
Net investment income		994.3
Total revenues		1,605.9
Policy benefits		1,143.7
Total expenses		1,543.6
Net income		89.6
Comprehensive net loss		$ (234.1)